UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

Semi-Annual Report
February 28, 2022
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 28, 2022

Description	% of Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	6.0
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	2.2
Alphabet, Inc. Class C	2.0
TOTAL	20.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of February 28, 2022

% of Net Assets
Software	8.9%
Technology Hardware, Storage & Peripherals	7.2
Semiconductors & Semiconductor Equipment	6.0
Interactive Media & Services	5.7
Banks	4.2
IT Services	4.2
Internet & Direct Marketing Retail	3.7
Pharmaceuticals	3.7
Oil, Gas & Consumable Fuels	3.3
Capital Markets	3.0
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	2.9
Equity Real Estate Investment Trusts (REITs)	2.5
Automobiles	2.2
Specialty Retail	2.1
Insurance	2.0
Hotels, Restaurants & Leisure	1.9
Biotechnology	1.8
Life Sciences Tools & Services	1.8
Chemicals	1.7
Aerospace & Defense	1.7
Electric Utilities	1.6
Diversified Financial Services	1.6
Entertainment	1.5
Machinery	1.5
Beverages	1.5
Food & Staples Retailing	1.4
Household Products	1.4
Diversified Telecommunication Services	1.1
Media	1.0
Industrial Conglomerates	1.0
Food Products	1.0
Road & Rail	0.9
Communications Equipment	0.9
Multi-Utilities	0.8
Tobacco	0.7
Consumer Finance	0.7
Electronic Equipment, Instruments & Components	0.6
Air Freight & Logistics	0.6
Textiles, Apparel & Luxury Goods	0.6
Electrical Equipment	0.5
Multiline Retail	0.5
Building Products	0.4
Metals & Mining	0.4
Commercial Services & Supplies	0.4
Household Durables	0.3
Containers & Packaging	0.3
Energy Equipment & Services	0.3
Professional Services	0.3
Airlines	0.2
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.2
Personal Products	0.2
Distributors	0.1
Construction Materials	0.1
Auto Components	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Health Care Technology	0.1
Construction & Engineering	0.0*
Independent Power & Renewable Electricity Producers	0.0*
Gas Utilities	0.0*
See accompanying notes to financial statements.
1

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Leisure Equipment & Products	0.0*%
Short-Term Investments	1.2
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
COMMUNICATION SERVICES — 9.5%
Activision Blizzard, Inc.	31,700	$ 2,583,550
Alphabet, Inc. Class A (a)	12,423	33,556,262
Alphabet, Inc. Class C (a)	11,545	31,146,332
AT&T, Inc.	295,400	6,998,026
Charter Communications, Inc. Class A (a)	5,100	3,069,078
Comcast Corp. Class A	188,430	8,810,987
Discovery, Inc. Class A (a)	6,597	185,046
Discovery, Inc. Class C (a)	13,760	384,867
DISH Network Corp. Class A (a)	11,017	352,103
Electronic Arts, Inc.	11,421	1,485,758
Fox Corp. Class A	12,603	527,184
Fox Corp. Class B	5,600	214,256
Interpublic Group of Cos., Inc.	15,428	567,750
Live Nation Entertainment, Inc. (a)	5,300	640,346
Lumen Technologies, Inc. (b)	35,987	372,825
Match Group, Inc. (a)	11,500	1,282,135
Meta Platforms, Inc. Class A (a)	98,007	20,682,417
Netflix, Inc. (a)	18,296	7,218,138
News Corp. Class A	14,614	326,184
News Corp. Class B	3,800	85,234
Omnicom Group, Inc.	8,450	708,871
Take-Two Interactive Software, Inc. (a)(b)	4,500	729,000
T-Mobile US, Inc. (a)	24,450	3,012,485
Twitter, Inc. (a)	34,100	1,212,255
Verizon Communications, Inc.	171,051	9,180,307
ViacomCBS, Inc. Class B	25,531	781,504
Walt Disney Co. (a)	75,338	11,184,679
		147,297,579
CONSUMER DISCRETIONARY — 11.7%
Advance Auto Parts, Inc.	2,500	511,200
Amazon.com, Inc. (a)	18,002	55,288,823
Aptiv PLC (a)	11,281	1,460,213
AutoZone, Inc. (a)	888	1,654,690
Bath & Body Works, Inc.	11,546	616,210
Best Buy Co., Inc.	8,913	861,352
Booking Holdings, Inc. (a)	1,708	3,710,203
BorgWarner, Inc.	10,723	439,750
Caesars Entertainment, Inc. (a)	9,400	791,386
CarMax, Inc. (a)	6,697	732,183
Carnival Corp. (a)	31,149	633,259
Chipotle Mexican Grill, Inc. (a)	1,114	1,697,012
D.R. Horton, Inc.	13,879	1,185,267
Darden Restaurants, Inc.	5,317	772,135
Dollar General Corp.	9,587	1,901,486
Dollar Tree, Inc. (a)	8,982	1,276,163
Security Description	Shares	Value
Domino's Pizza, Inc.	1,500	$ 648,315
eBay, Inc.	25,758	1,406,129
Etsy, Inc. (a)	5,200	805,428
Expedia Group, Inc. (a)	5,975	1,171,757
Ford Motor Co.	161,360	2,833,482
Garmin, Ltd.	6,560	724,486
General Motors Co. (a)	60,177	2,811,469
Genuine Parts Co.	6,120	747,619
Hasbro, Inc.	5,628	546,197
Hilton Worldwide Holdings, Inc. (a)	11,600	1,726,776
Home Depot, Inc.	43,810	13,836,512
Las Vegas Sands Corp. (a)	14,800	634,328
Lennar Corp. Class A	11,325	1,017,891
LKQ Corp.	11,800	554,010
Lowe's Cos., Inc.	28,612	6,324,969
Marriott International, Inc. Class A (a)	11,352	1,931,429
McDonald's Corp.	30,815	7,542,588
MGM Resorts International	15,500	686,495
Mohawk Industries, Inc. (a)	2,169	305,352
Newell Brands, Inc.	17,050	404,937
NIKE, Inc. Class B	52,702	7,196,458
Norwegian Cruise Line Holdings, Ltd. (a)	16,300	317,687
NVR, Inc. (a)	140	694,182
O'Reilly Automotive, Inc. (a)	2,820	1,830,857
Penn National Gaming, Inc. (a)	6,700	344,045
Pool Corp.	1,600	733,728
PulteGroup, Inc.	10,343	513,633
PVH Corp.	3,351	328,029
Ralph Lauren Corp.	2,236	295,241
Ross Stores, Inc.	14,444	1,320,037
Royal Caribbean Cruises, Ltd. (a)	8,900	718,408
Starbucks Corp.	49,092	4,506,155
Tapestry, Inc.	11,000	449,900
Target Corp.	20,344	4,064,121
Tesla, Inc. (a)	33,700	29,333,491
TJX Cos., Inc.	49,950	3,301,695
Tractor Supply Co.	4,574	932,135
Ulta Beauty, Inc. (a)	2,100	786,450
Under Armour, Inc. Class A (a)	8,476	151,636
Under Armour, Inc. Class C (a)	9,278	145,015
VF Corp.	13,328	773,291
Whirlpool Corp.	2,359	474,796
Wynn Resorts, Ltd. (a)	4,559	394,445
Yum! Brands, Inc.	11,890	1,457,476
		181,254,412
CONSUMER STAPLES — 6.1%
Altria Group, Inc.	75,670	3,881,114
Archer-Daniels-Midland Co.	23,092	1,811,567
Brown-Forman Corp. Class B	7,127	464,894

See accompanying notes to financial statements.
3

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

Security Description	Shares	Value
Campbell Soup Co.	8,783	$ 394,972
Church & Dwight Co., Inc.	10,100	988,285
Clorox Co.	4,979	725,888
Coca-Cola Co.	160,622	9,997,113
Colgate-Palmolive Co.	34,879	2,683,939
Conagra Brands, Inc.	20,751	725,662
Constellation Brands, Inc. Class A	6,676	1,439,479
Costco Wholesale Corp.	18,234	9,468,005
Estee Lauder Cos., Inc. Class A	9,563	2,833,804
General Mills, Inc.	25,122	1,693,976
Hershey Co.	6,015	1,216,594
Hormel Foods Corp.	12,498	595,405
J.M. Smucker Co.	4,255	573,361
Kellogg Co.	10,307	659,030
Kimberly-Clark Corp.	13,973	1,818,586
Kraft Heinz Co.	30,051	1,178,600
Kroger Co.	28,010	1,310,868
Lamb Weston Holdings, Inc.	5,700	378,651
McCormick & Co., Inc.	10,022	953,794
Molson Coors Beverage Co. Class B	7,409	386,602
Mondelez International, Inc. Class A	57,894	3,790,899
Monster Beverage Corp. (a)	15,487	1,307,103
PepsiCo, Inc.	57,138	9,355,776
Philip Morris International, Inc.	64,187	6,487,380
Procter & Gamble Co.	100,413	15,653,383
Sysco Corp.	21,235	1,849,569
Tyson Foods, Inc. Class A	11,691	1,083,288
Walmart, Inc.	58,699	7,933,757
Walgreens Boots Alliance, Inc.	29,713	1,369,472
		95,010,816
ENERGY — 3.6%
APA Corp.	14,370	512,003
Baker Hughes Co.	36,294	1,066,318
Chevron Corp.	79,698	11,476,512
ConocoPhillips	54,827	5,200,889
Coterra Energy, Inc.	35,122	819,396
Devon Energy Corp.	26,380	1,570,929
Diamondback Energy, Inc.	7,400	1,021,940
EOG Resources, Inc.	23,963	2,753,828
Exxon Mobil Corp.	175,572	13,768,356
Halliburton Co.	35,267	1,182,503
Hess Corp.	11,144	1,126,213
Kinder Morgan, Inc.	79,576	1,384,622
Marathon Oil Corp.	29,589	667,528
Marathon Petroleum Corp.	25,284	1,968,865
Occidental Petroleum Corp.	37,237	1,628,374
ONEOK, Inc.	18,304	1,195,251
Phillips 66	18,092	1,524,070
Pioneer Natural Resources Co.	9,324	2,234,031
Security Description	Shares	Value
Schlumberger NV	59,093	$ 2,318,809
Valero Energy Corp.	16,686	1,393,448
Williams Cos., Inc.	49,610	1,551,801
		56,365,686
FINANCIALS — 11.4%
Aflac, Inc.	25,474	1,556,207
Allstate Corp.	11,767	1,439,810
American Express Co.	26,052	5,068,156
American International Group, Inc.	34,132	2,090,244
Ameriprise Financial, Inc.	4,663	1,397,921
Aon PLC Class A	9,147	2,672,205
Arthur J Gallagher & Co.	8,600	1,360,434
Assurant, Inc.	2,246	381,169
Bank of America Corp.	298,666	13,201,037
Bank of New York Mellon Corp.	31,291	1,663,117
Berkshire Hathaway, Inc. Class B (a)	75,819	24,372,018
BlackRock, Inc.	5,918	4,402,341
Brown & Brown, Inc.	10,200	689,622
Capital One Financial Corp.	17,568	2,692,647
Cboe Global Markets, Inc.	4,700	551,263
Charles Schwab Corp.	62,189	5,252,483
Chubb, Ltd.	17,841	3,633,141
Cincinnati Financial Corp.	6,005	737,354
Citigroup, Inc.	81,793	4,844,599
Citizens Financial Group, Inc.	16,800	880,656
CME Group, Inc.	14,892	3,522,405
Comerica, Inc.	5,817	555,465
Discover Financial Services	11,977	1,478,441
Everest Re Group, Ltd.	1,600	477,152
FactSet Research Systems, Inc.	1,600	649,744
Fifth Third Bancorp	29,054	1,389,943
First Republic Bank	7,300	1,264,798
Franklin Resources, Inc.	10,551	313,681
Globe Life, Inc.	3,684	371,937
Goldman Sachs Group, Inc.	14,088	4,808,094
Hartford Financial Services Group, Inc.	13,730	953,960
Huntington Bancshares, Inc.	60,065	932,209
Intercontinental Exchange, Inc.	23,525	3,014,023
Invesco, Ltd.	12,889	273,762
JPMorgan Chase & Co.	122,172	17,323,990
KeyCorp.	38,779	972,190
Lincoln National Corp.	7,410	499,582
Loews Corp.	8,912	546,662
M&T Bank Corp.	5,134	935,569
MarketAxess Holdings, Inc.	1,500	572,145
Marsh & McLennan Cos., Inc.	20,834	3,237,812
MetLife, Inc.	30,226	2,041,766
Moody's Corp.	6,634	2,136,347
Morgan Stanley	59,761	5,422,713
MSCI, Inc.	3,400	1,705,746

See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	5,025	$ 860,029
Northern Trust Corp.	8,210	935,119
People's United Financial, Inc.	18,734	394,913
PNC Financial Services Group, Inc.	17,442	3,475,318
Principal Financial Group, Inc.	10,126	715,301
Progressive Corp.	24,152	2,558,421
Prudential Financial, Inc.	15,537	1,734,861
Raymond James Financial, Inc.	7,500	822,375
Regions Financial Corp.	41,343	1,000,087
S&P Global, Inc.	14,609	5,488,631
Signature Bank	2,600	896,714
State Street Corp. (c)	15,047	1,283,961
SVB Financial Group (a)	2,500	1,515,000
Synchrony Financial	22,071	944,197
T Rowe Price Group, Inc.	9,120	1,318,387
Travelers Cos., Inc.	10,398	1,786,688
Truist Financial Corp.	54,798	3,409,532
US Bancorp	56,530	3,196,206
Wells Fargo & Co.	164,746	8,792,494
Willis Towers Watson PLC	4,928	1,095,494
WR Berkley Corp.	6,100	550,830
Zions Bancorp NA	5,758	408,185
		177,469,303
HEALTH CARE — 13.2%
Abbott Laboratories	73,049	8,811,170
AbbVie, Inc.	73,252	10,824,448
ABIOMED, Inc. (a)	1,800	559,332
Agilent Technologies, Inc.	12,275	1,600,169
Align Technology, Inc. (a)	3,100	1,585,526
AmerisourceBergen Corp.	6,052	862,592
Amgen, Inc.	23,491	5,320,242
Anthem, Inc.	10,019	4,527,085
Baxter International, Inc.	20,770	1,764,827
Becton Dickinson and Co.	11,777	3,194,865
Biogen, Inc. (a)	6,147	1,297,079
Bio-Rad Laboratories, Inc. Class A (a)	900	563,364
Bio-Techne Corp.	1,700	712,997
Boston Scientific Corp. (a)	58,877	2,600,597
Bristol-Myers Squibb Co.	92,477	6,350,396
Cardinal Health, Inc.	11,124	600,807
Catalent, Inc. (a)	7,200	734,688
Centene Corp. (a)	24,278	2,005,848
Cerner Corp.	11,963	1,115,550
Charles River Laboratories International, Inc. (a)	2,200	640,552
Cigna Corp.	13,784	3,277,560
Cooper Cos., Inc.	2,000	818,040
CVS Health Corp.	54,533	5,652,345
Danaher Corp.	26,278	7,210,946
DaVita, Inc. (a)	2,972	335,152
DENTSPLY SIRONA, Inc.	8,566	463,763
Security Description	Shares	Value
DexCom, Inc. (a)	4,100	$ 1,697,031
Edwards Lifesciences Corp. (a)	26,070	2,929,486
Eli Lilly & Co.	32,862	8,213,857
Gilead Sciences, Inc.	52,146	3,149,618
HCA Healthcare, Inc.	9,900	2,478,069
Henry Schein, Inc. (a)	5,200	449,176
Hologic, Inc. (a)	10,300	733,051
Humana, Inc.	5,417	2,352,711
IDEXX Laboratories, Inc. (a)	3,600	1,916,460
Illumina, Inc. (a)	6,600	2,155,560
Incyte Corp. (a)	8,200	560,060
Intuitive Surgical, Inc. (a)	14,768	4,287,593
IQVIA Holdings, Inc. (a)	8,000	1,840,960
Johnson & Johnson	108,841	17,911,963
Laboratory Corp. of America Holdings (a)	4,047	1,097,789
McKesson Corp.	6,429	1,767,718
Medtronic PLC	56,004	5,879,860
Merck & Co., Inc.	104,498	8,002,457
Mettler-Toledo International, Inc. (a)	900	1,267,866
Moderna, Inc. (a)	14,800	2,273,280
Organon & Co.	11,149	416,192
PerkinElmer, Inc.	5,332	957,681
Pfizer, Inc.	232,748	10,925,191
Quest Diagnostics, Inc.	5,358	703,345
Regeneron Pharmaceuticals, Inc. (a)	4,358	2,694,813
ResMed, Inc.	5,900	1,455,825
STERIS PLC	4,300	1,032,000
Stryker Corp.	13,795	3,632,913
Teleflex, Inc.	2,000	672,620
Thermo Fisher Scientific, Inc.	16,312	8,873,728
UnitedHealth Group, Inc.	38,922	18,521,812
Universal Health Services, Inc. Class B	3,200	460,576
Vertex Pharmaceuticals, Inc. (a)	10,548	2,426,251
Viatris, Inc.	49,672	546,889
Waters Corp. (a)	2,415	764,903
West Pharmaceutical Services, Inc.	3,100	1,199,948
Zimmer Biomet Holdings, Inc.	8,327	1,059,111
Zoetis, Inc.	19,728	3,820,327
		204,558,630
INDUSTRIALS — 7.8%
3M Co.	23,743	3,529,397
A.O. Smith Corp.	5,200	356,616
Alaska Air Group, Inc. (a)	5,900	331,226
Allegion PLC	4,037	462,317
American Airlines Group, Inc. (a)	28,800	496,800
AMETEK, Inc.	9,301	1,207,177
Boeing Co. (a)	23,224	4,768,816

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

Security Description	Shares	Value
C.H. Robinson Worldwide, Inc.	5,782	$ 559,004
Carrier Global Corp.	36,079	1,619,226
Caterpillar, Inc.	22,455	4,212,109
Cintas Corp.	3,622	1,359,409
Copart, Inc. (a)	8,800	1,081,344
CSX Corp.	91,977	3,118,940
Cummins, Inc.	5,844	1,192,877
Deere & Co.	11,654	4,195,673
Delta Air Lines, Inc. (a)	25,766	1,028,579
Dover Corp.	5,845	916,847
Eaton Corp. PLC	16,599	2,561,060
Emerson Electric Co.	24,369	2,264,367
Equifax, Inc.	5,095	1,112,442
Expeditors International of Washington, Inc.	6,844	707,396
Fastenal Co.	24,284	1,249,655
FedEx Corp.	10,050	2,233,814
Fortive Corp.	15,381	995,920
Fortune Brands Home & Security, Inc.	5,400	469,260
Generac Holdings, Inc. (a)	2,600	820,222
General Dynamics Corp.	9,489	2,224,696
General Electric Co.	45,193	4,316,383
Honeywell International, Inc.	28,703	5,446,394
Howmet Aerospace, Inc.	16,863	605,719
Huntington Ingalls Industries, Inc.	1,800	367,920
IDEX Corp.	3,100	594,890
Illinois Tool Works, Inc.	11,671	2,524,904
Ingersoll Rand, Inc.	17,591	888,697
Jacobs Engineering Group, Inc.	5,457	671,211
JB Hunt Transport Services, Inc.	3,400	689,962
Johnson Controls International PLC	29,693	1,928,857
L3Harris Technologies, Inc.	8,012	2,021,508
Leidos Holdings, Inc.	5,500	560,120
Lockheed Martin Corp.	10,190	4,420,422
Masco Corp.	9,439	528,962
Nielsen Holdings PLC	17,175	299,189
Nordson Corp.	2,200	498,278
Norfolk Southern Corp.	10,068	2,582,643
Northrop Grumman Corp.	6,186	2,735,078
Old Dominion Freight Line, Inc.	3,900	1,224,717
Otis Worldwide Corp.	17,289	1,354,247
PACCAR, Inc.	13,935	1,279,372
Parker-Hannifin Corp.	5,314	1,575,016
Pentair PLC	7,291	422,222
Quanta Services, Inc.	6,093	663,771
Raytheon Technologies Corp.	62,252	6,393,280
Republic Services, Inc.	8,614	1,036,092
Robert Half International, Inc.	4,374	526,148
Rockwell Automation, Inc.	4,879	1,300,644
Rollins, Inc.	10,425	340,168
Security Description	Shares	Value
Roper Technologies, Inc.	4,435	$ 1,987,856
Snap-on, Inc.	2,272	477,529
Southwest Airlines Co. (a)	23,527	1,030,483
Stanley Black & Decker, Inc.	6,950	1,130,765
Textron, Inc.	9,706	709,800
Trane Technologies PLC	10,016	1,541,763
TransDigm Group, Inc. (a)	2,200	1,466,498
Union Pacific Corp.	26,538	6,527,021
United Airlines Holdings, Inc. (a)	14,300	634,920
United Parcel Service, Inc. Class B	30,155	6,345,215
United Rentals, Inc. (a)	3,000	964,860
Verisk Analytics, Inc.	6,700	1,188,178
W.W. Grainger, Inc.	1,812	864,433
Waste Management, Inc.	15,904	2,296,538
Westinghouse Air Brake Technologies Corp.	7,982	740,889
Xylem, Inc.	7,234	643,464
		121,422,215
INFORMATION TECHNOLOGY — 27.7%
Accenture PLC Class A	26,082	8,242,434
Adobe, Inc. (a)	19,713	9,219,376
Advanced Micro Devices, Inc. (a)	67,423	8,315,953
Akamai Technologies, Inc. (a)	6,734	729,023
Amphenol Corp. Class A	25,260	1,920,013
Analog Devices, Inc.	22,107	3,543,531
ANSYS, Inc. (a)	3,600	1,167,084
Apple, Inc.	644,918	106,488,860
Applied Materials, Inc.	37,553	5,039,612
Arista Networks, Inc. (a)	9,600	1,178,208
Autodesk, Inc. (a)	9,170	2,019,509
Automatic Data Processing, Inc.	17,365	3,550,101
Broadcom, Inc.	17,035	10,007,040
Broadridge Financial Solutions, Inc.	4,700	687,187
Cadence Design Systems, Inc. (a)	11,300	1,711,159
CDW Corp.	5,700	983,022
Ceridian HCM Holding, Inc. (a)	5,900	430,169
Cisco Systems, Inc.	174,729	9,744,636
Citrix Systems, Inc.	4,678	479,495
Cognizant Technology Solutions Corp. Class A	21,927	1,888,572
Corning, Inc.	31,250	1,262,500
DXC Technology Co. (a)	8,991	305,964
Enphase Energy, Inc. (a)	5,500	916,850
EPAM Systems, Inc. (a)	2,400	498,600
F5, Inc. (a)	2,659	534,060
Fidelity National Information Services, Inc.	25,186	2,398,463
Fiserv, Inc. (a)	24,584	2,401,119

See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	3,200	$ 749,440
Fortinet, Inc. (a)	5,700	1,963,764
Gartner, Inc. (a)	3,400	953,428
Global Payments, Inc.	11,918	1,589,623
Hewlett Packard Enterprise Co.	55,063	876,603
HP, Inc.	47,363	1,627,393
Intel Corp.	168,020	8,014,554
International Business Machines Corp.	36,947	4,526,377
Intuit, Inc.	11,626	5,515,026
IPG Photonics Corp. (a)	1,400	182,490
Jack Henry & Associates, Inc.	3,300	583,440
Juniper Networks, Inc.	14,244	481,305
Keysight Technologies, Inc. (a)	7,700	1,211,749
KLA Corp.	6,373	2,220,990
Lam Research Corp.	5,881	3,301,299
Mastercard, Inc. Class A	35,949	12,971,118
Microchip Technology, Inc.	23,212	1,632,500
Micron Technology, Inc.	46,028	4,090,048
Microsoft Corp.	310,634	92,814,333
Monolithic Power Systems, Inc.	1,700	779,790
Motorola Solutions, Inc.	7,028	1,549,182
NetApp, Inc.	8,943	700,952
NortonLifeLock, Inc.	22,603	655,035
NVIDIA Corp.	103,548	25,250,180
NXP Semiconductors NV	11,200	2,129,344
Oracle Corp.	67,170	5,102,905
Paychex, Inc.	13,231	1,575,283
Paycom Software, Inc. (a)	2,000	678,420
PayPal Holdings, Inc. (a)	48,558	5,435,097
PTC, Inc. (a)	4,700	523,016
Qorvo, Inc. (a)	4,500	615,510
QUALCOMM, Inc.	46,185	7,943,358
salesforce.com, Inc. (a)	40,405	8,506,465
Seagate Technology Holdings PLC	8,276	853,752
ServiceNow, Inc. (a)	8,200	4,755,344
Skyworks Solutions, Inc.	6,800	939,556
SolarEdge Technologies, Inc. (a)	2,200	702,724
Synopsys, Inc. (a)	6,400	1,999,296
TE Connectivity, Ltd.	13,749	1,958,270
Teledyne Technologies, Inc. (a)	2,026	869,924
Teradyne, Inc.	6,700	790,064
Texas Instruments, Inc.	38,106	6,477,639
Trimble, Inc. (a)	11,000	767,250
Tyler Technologies, Inc. (a)	1,700	728,042
VeriSign, Inc. (a)	4,020	859,154
Visa, Inc. Class A	69,340	14,985,761
Western Digital Corp. (a)	13,106	667,620
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	2,300	$ 950,682
		430,717,635
MATERIALS — 2.5%
Air Products & Chemicals, Inc.	9,307	2,199,244
Albemarle Corp.	4,900	959,861
Amcor PLC	61,430	714,431
Avery Dennison Corp.	3,618	637,492
Ball Corp.	13,216	1,186,004
Celanese Corp.	4,500	626,760
CF Industries Holdings, Inc.	8,630	700,670
Corteva, Inc.	30,777	1,601,327
Dow, Inc.	30,410	1,792,974
DuPont de Nemours, Inc.	21,174	1,638,232
Eastman Chemical Co.	5,872	695,656
Ecolab, Inc.	10,489	1,848,791
FMC Corp.	5,622	659,179
Freeport-McMoRan, Inc.	61,464	2,885,735
International Flavors & Fragrances, Inc.	10,744	1,428,952
International Paper Co.	15,108	657,651
Linde PLC	21,329	6,254,516
LyondellBasell Industries NV Class A	11,122	1,081,392
Martin Marietta Materials, Inc.	2,655	1,007,307
Mosaic Co.	15,516	813,504
Newmont Corp.	32,673	2,162,952
Nucor Corp.	12,206	1,606,554
Packaging Corp. of America	3,700	544,603
PPG Industries, Inc.	9,788	1,306,209
Sealed Air Corp.	6,569	440,977
Sherwin-Williams Co.	9,861	2,594,725
Vulcan Materials Co.	5,290	959,870
Westrock Co.	11,848	536,359
		39,541,927
REAL ESTATE — 2.6%
Alexandria Real Estate Equities, Inc. REIT	5,700	1,079,580
American Tower Corp. REIT	18,782	4,261,072
AvalonBay Communities, Inc. REIT	5,829	1,390,741
Boston Properties, Inc. REIT	6,121	748,660
CBRE Group, Inc. Class A (a)	14,208	1,376,045
Crown Castle International Corp. REIT	18,142	3,022,276
Digital Realty Trust, Inc. REIT	12,000	1,619,040
Duke Realty Corp. REIT	16,600	879,800
Equinix, Inc. REIT	3,738	2,652,971
Equity Residential REIT	14,238	1,214,501
Essex Property Trust, Inc. REIT	2,655	842,086
Extra Space Storage, Inc. REIT	5,500	1,034,825
Federal Realty Investment Trust REIT	2,800	329,224

See accompanying notes to financial statements.
7

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

Security Description	Shares	Value
Healthpeak Properties, Inc. REIT	22,877	$ 710,560
Host Hotels & Resorts, Inc. REIT (a)	28,759	525,427
Iron Mountain, Inc. REIT	11,274	554,455
Kimco Realty Corp. REIT	26,816	630,980
Mid-America Apartment Communities, Inc. REIT	4,700	961,667
Prologis, Inc. REIT	30,745	4,484,158
Public Storage REIT	6,352	2,255,087
Realty Income Corp. REIT	23,700	1,566,333
Regency Centers Corp. REIT	5,799	382,096
SBA Communications Corp. REIT	4,500	1,365,255
Simon Property Group, Inc. REIT	13,435	1,848,119
UDR, Inc. REIT	12,200	669,414
Ventas, Inc. REIT	16,603	896,562
Vornado Realty Trust REIT	6,046	261,671
Welltower, Inc. REIT	18,181	1,514,296
Weyerhaeuser Co. REIT	31,198	1,212,978
		40,289,879
UTILITIES — 2.5%
AES Corp.	29,159	619,046
Alliant Energy Corp.	9,800	572,320
Ameren Corp.	10,856	933,073
American Electric Power Co., Inc.	21,143	1,916,613
American Water Works Co., Inc.	7,600	1,148,284
Atmos Energy Corp. (b)	5,200	571,012
CenterPoint Energy, Inc.	26,635	728,467
CMS Energy Corp.	12,501	800,189
Consolidated Edison, Inc.	14,800	1,269,396
Constellation Energy Corp.	13,353	613,971
Dominion Energy, Inc.	33,224	2,642,305
DTE Energy Co.	8,039	977,462
Duke Energy Corp.	32,191	3,232,298
Edison International	15,305	970,643
Entergy Corp.	8,400	883,764
Evergy, Inc.	9,399	586,592
Eversource Energy	14,143	1,156,897
Exelon Corp.	40,059	1,704,911
FirstEnergy Corp.	21,829	913,544
NextEra Energy, Inc.	80,928	6,334,235
NiSource, Inc.	15,578	450,672
NRG Energy, Inc.	9,498	359,404
Security Description	Shares	Value
Pinnacle West Capital Corp.	4,756	$ 336,867
PPL Corp.	30,356	794,416
Public Service Enterprise Group, Inc.	20,836	1,350,798
Sempra Energy	13,024	1,878,321
Southern Co.	44,184	2,861,798
WEC Energy Group, Inc.	12,887	1,171,171
Xcel Energy, Inc.	22,800	1,535,124
		39,313,593
TOTAL COMMON STOCKS (Cost $312,564,485)		1,533,241,675

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e)	17,333,439	17,333,439
State Street Navigator Securities Lending Portfolio II (c) (f)	861,894	861,894
TOTAL SHORT-TERM INVESTMENTS (Cost $18,195,333)		18,195,333
TOTAL INVESTMENTS — 99.8% (Cost $330,759,818)		1,551,437,008
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,765,518
NET ASSETS — 100.0%		$ 1,554,202,526
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 28, 2022.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended February 28, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2022.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At February 28, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	100	03/18/2022	$23,532,695	$21,838,557	$(1,694,138)
See accompanying notes to financial statements.
8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

During the period ended February 28, 2022, average notional value related to futures contracts was $22,255,523.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,533,241,675	$—	$—	$1,533,241,675
Short-Term Investments	18,195,333	—	—	18,195,333
TOTAL INVESTMENTS	$1,551,437,008	$—	$—	$1,551,437,008
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(1,694,138)	—	—	(1,694,138)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,694,138)	$—	$—	$ (1,694,138)

Affiliate Table
	Number of Shares Held at 8/31/21	Value at 8/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/22	Value at 2/28/22	Dividend Income
State Street Corp.	15,847	$ 1,472,345	$ —	$ 67,853	$45,753	$(166,284)	15,047	$ 1,283,961	$17,154
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,985,484	19,985,484	116,805,642	119,457,687	—	—	17,333,439	17,333,439	2,463
State Street Navigator Securities Lending Portfolio II	1,230,063	1,230,063	5,684,422	6,052,591	—	—	861,894	861,894	345
Total		$22,687,892	$122,490,064	$125,578,131	$45,753	$(166,284)		$19,479,294	$19,962
See accompanying notes to financial statements.
9

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
February 28, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$1,531,957,714
Investments in affiliated issuers, at value	19,479,294
Total Investments	1,551,437,008
Net cash at broker	2,820,683
Cash	1,197
Receivable for fund shares sold	2,252,865
Dividends receivable — unaffiliated issuers	2,031,668
Dividends receivable — affiliated issuers	446
Securities lending income receivable — unaffiliated issuers	19
Securities lending income receivable — affiliated issuers	39
Receivable from Adviser	66,818
Prepaid expenses and other assets	4,974
TOTAL ASSETS	1,558,615,717
LIABILITIES
Payable upon return of securities loaned	861,894
Payable for fund shares repurchased	1,198,153
Payable to broker – accumulated variation margin on open futures contracts	1,756,345
Advisory fee payable	165,521
Custodian fees payable	29,619
Administration fees payable	96,523
Shareholder servicing fee payable	62,475
Distribution fees payable	96,316
Trustees’ fees and expenses payable	540
Transfer agent fees payable	76,395
Registration and filing fees payable	763
Professional fees payable	37,467
Printing and postage fees payable	23,519
Accrued expenses and other liabilities	7,661
TOTAL LIABILITIES	4,413,191
NET ASSETS	$1,554,202,526
NET ASSETS CONSIST OF:
Paid-in Capital	$ 294,077,583
Total distributable earnings (loss)	1,260,124,943
NET ASSETS	$1,554,202,526
NET ASSET VALUE PER SHARE
Net asset value per share	$ 250.22
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,211,395
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 312,170,965
Investments in affiliated issuers	18,588,853
Total cost of investments	$ 330,759,818
* Includes investments in securities on loan, at value	$ 1,505,550
See accompanying notes to financial statements.
10

State Street S&P 500 Index Fund
Statement of Operations
For the Six Months Ended February 28, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 450
Dividend income — unaffiliated issuers	11,389,006
Dividend income — affiliated issuers	19,617
Unaffiliated securities lending income	157
Affiliated securities lending income	345
Foreign taxes withheld	(1,932)
TOTAL INVESTMENT INCOME (LOSS)	11,407,643
EXPENSES
Advisory fee	246,700
Administration fees	411,167
Shareholder servicing fees	197,360
Distribution fees	304,264
Custodian fees	55,781
Trustees’ fees and expenses	16,190
Transfer agent fees	116,595
Registration and filing fees	38,329
Professional fees and expenses	29,892
Printing and postage fees	26,570
Insurance expense	7,379
Miscellaneous expenses	13,085
TOTAL EXPENSES	1,463,312
Expenses waived/reimbursed by the Adviser	(172,247)
NET EXPENSES	1,291,065
NET INVESTMENT INCOME (LOSS)	$ 10,116,578
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	81,214,964
Investments — affiliated issuers	45,753
Futures contracts	2,217,179
Net realized gain (loss)	83,477,896
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(132,774,260)
Investments — affiliated issuers	(166,284)
Futures contracts	(3,146,968)
Net change in unrealized appreciation/depreciation	(136,087,512)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(52,609,616)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (42,493,038)
See accompanying notes to financial statements.
11

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,116,578	$ 20,651,490
Net realized gain (loss)	83,477,896	261,796,619
Net change in unrealized appreciation/depreciation	(136,087,512)	136,365,655
Net increase (decrease) in net assets resulting from operations	(42,493,038)	418,813,764
Distributions to shareholders	(171,979,613)	(210,170,347)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	89,129,568	212,581,202
Reinvestment of distributions	167,891,255	204,655,169
Cost of shares redeemed	(197,454,523)	(526,227,206)
Net increase (decrease) in net assets from beneficial interest transactions	59,566,300	(108,990,835)
Net increase (decrease) in net assets during the period	(154,906,351)	99,652,582
Net assets at beginning of period	1,709,108,877	1,609,456,295
NET ASSETS AT END OF PERIOD	$1,554,202,526	$1,709,108,877
SHARES OF BENEFICIAL INTEREST:
Shares sold	323,646	825,394
Reinvestment of distributions	643,058	871,746
Shares redeemed	(713,466)	(2,085,747)
Net increase (decrease)	253,238	(388,607)
See accompanying notes to financial statements.
12

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21	Year Ended 8/31/20(a)	Year Ended 8/31/19(a)(b)	Year Ended 8/31/18(a)(b)	Year Ended 8/31/17(a)(b)
Net asset value, beginning of period	$ 286.85	$ 253.59	$ 222.06	$ 244.74	$ 215.94	$ 203.10
Income (loss) from investment operations:
Net investment income (loss) (c)	1.69	3.43	4.55	4.38(d)(e)	3.96(d)(e)	3.96(d)(e)
Net realized and unrealized gain (loss)	(8.24)	66.60	42.08	(2.52)	36.72	26.82
Total from investment operations	(6.55)	70.03	46.63	1.86	40.68	30.78
Distributions to shareholders from:
Net investment income	(2.92)	(2.88)	(4.20)	(4.26)	(4.68)	(3.84)
Net realized gains	(27.16)	(33.89)	(10.90)	(20.28)	(7.20)	(14.10)
Total distributions	(30.08)	(36.77)	(15.10)	(24.54)	(11.88)	(17.94)
Net asset value, end of period	$ 250.22	$ 286.85	$ 253.59	$ 222.06	$ 244.74	$ 215.94
Total return (f)	(2.69)%	31.01%	22.14%	2.71%	19.41%	16.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,554,203	$1,709,109	$1,609,456	$1,527,785	$1,606,947	$1,571,873
Ratios to average net assets:
Total expenses	0.18%(g)	0.18%	0.19%	0.20%	0.20%	0.20%
Net expenses	0.16%(d)(e)(g)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)
Net investment income (loss)	1.23%(d)(e)(g)	1.33%(d)(e)	2.02%(d)(e)	2.00%(d)(e)	1.74%(d)(e)	1.91%(d)(e)
Portfolio turnover rate	1%(h)	4%	5%	3%(i)	2%(i)	3%(i)
(a)	After the close of trading on April 17, 2020, State Street S&P 500 Index Fund underwent a 1-for-6 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio prior to the discontinuance of the master feeder structure.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Reflects amounts waived by the administrator.
(e)	Reflects amounts waived and/or reimbursed by the investment adviser.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
13

SSGA Funds
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — February 28, 2022 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 28, 2022, the Trust consists of three (3) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee" ) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
14

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2022 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of February 28, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
15

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2022 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 28, 2022, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of February 28, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$2,252,865	$—	$2,252,865
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$2,217,179	$—	$2,217,179
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	(3,146,968)	$—	(3,146,968)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2022 to waive up to the full amount of advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated
16

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2022 (Unaudited)

prior to December 31, 2022 except with the approval of the Board. During the period ended February 28, 2022, SSGA FM agreed to reimburse fees of $90,014.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2022. For the period ended February 28, 2022, SSGA FM waived fees in the amount of $82,233. The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Effective January 1, 2022, net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains Eighty Five percent (85%) of the net proceeds and Fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains Ninety percent (90%) of the net proceeds and Ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Fund and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2022 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
17

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2022 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 28, 2022 were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$16,903,382	$114,467,088
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 28, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$363,918,194	$1,198,682,598	$12,857,922	$1,185,824,676
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2022, and the value of the invested cash collateral are disclosed in the Fund's Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
18

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2022 (Unaudited)

The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street S&P 500 Index Fund	$ 1,505,550	$ 861,894	$ 683,437	$ 1,545,331
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2022:
		Remaining Contractual Maturity of the Agreements as of February 28, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$861,894	$—	$—	$—	$861,894	$861,894
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of February 28, 2022.
10.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise
19

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2022 (Unaudited)

in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

SSGA Funds
State Street S&P 500 Index Fund
Other Information — February 28, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2021 to February 28, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street S&P 500 Index Fund	0.16%	$973.10	$0.78	$1,024.00	$0.80
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
21

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — February 28, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the periods ended June 2021 and December 2021. As reported to the Board, the Program supported the Fund's ability to honor redemption requests timely and SSGA FM's management of the Fund's liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at www.ssga.com and the SEC’s website at www.sec.gov. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
22

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State Street S&P 500 Index Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGASPSAR01

Semi-Annual Report
February 28, 2022
SSGA Funds
State Street Defensive Emerging Markets Equity Fund
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Defensive Emerging Markets Equity Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 28, 2022

Description	% of Net Assets
Cathay Financial Holding Co., Ltd.	3.0%
Fubon Financial Holding Co., Ltd.	3.0
CTBC Financial Holding Co., Ltd.	2.9
HCL Technologies, Ltd.	2.9
AP Thailand PCL NVDR	2.8
TOTAL	14.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

State Street International Stock Selection Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 28, 2022

Description	% of Net Assets
Roche Holding AG	2.6%
Toyota Motor Corp.	2.1
GlaxoSmithKline PLC	1.6
Sanofi	1.6
British American Tobacco PLC	1.6
TOTAL	9.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.9%
BRAZIL — 2.4%
Cia Energetica de Minas Gerais Preference Shares	48,900	$ 120,161
EDP - Energias do Brasil SA	30,900	124,080
Sao Martinho SA	12,900	99,725
SLC Agricola SA	40,260	342,018
Transmissora Alianca de Energia Eletrica SA	34,400	263,608
Unipar Carbocloro SA Class B, Preference Shares	3,500	63,869
		1,013,461
CHINA — 23.0%
China BlueChemical, Ltd. Class H	788,000	235,952
China Construction Bank Corp. Class H	99,000	74,247
China Longyuan Power Group Corp., Ltd. Class H	104,000	214,613
China Medical System Holdings, Ltd.	408,000	726,507
China Meidong Auto Holdings, Ltd.	14,000	65,919
China Petroleum & Chemical Corp. Class H	650,000	323,366
China Resources Power Holdings Co., Ltd.	368,000	821,954
China Shenhua Energy Co., Ltd. Class A	132,200	529,775
China Shenhua Energy Co., Ltd. Class H	347,000	956,327
China Yangtze Power Co., Ltd. Class A	97,900	360,513
CMGE Technology Group, Ltd. (a)	216,000	76,378
COFCO Joycome Foods., Ltd. (a)	472,000	205,917
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	47,700	134,053
Haitian International Holdings, Ltd.	58,000	154,529
JD.com, Inc. Class A (b)	1,702	60,794
Lenovo Group, Ltd.	606,000	674,823
Nanjing Iron & Steel Co., Ltd. Class A	242,200	145,883
NetDragon Websoft Holdings, Ltd.	213,000	477,644
NetEase, Inc.	4,500	87,038
Nexteer Automotive Group, Ltd.	48,000	48,076
Pharmaron Beijing Co., Ltd. Class H (c)	8,900	107,904
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	317,500	559,277
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,000	52,048
Security Description	Shares	Value
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	829,000	$ 177,761
Sinotrans, Ltd. Class A	1,048,200	715,767
TangShan Port Group Co., Ltd. Class A	191,700	88,886
Tencent Holdings, Ltd.	8,800	474,860
Want Want China Holdings, Ltd.	91,000	96,872
Yadea Group Holdings, Ltd. (c)	158,000	234,398
Yuexiu Transport Infrastructure, Ltd.	284,000	176,260
Zhongsheng Group Holdings, Ltd.	133,500	932,220
		9,990,561
HONG KONG — 0.7%
Yuexiu Real Estate Investment Trust	760,000	309,267
HUNGARY — 0.9%
Magyar Telekom Telecommunications PLC	209,787	263,636
MOL Hungarian Oil & Gas PLC	13,265	103,471
		367,107
INDIA — 11.2%
Apollo Tyres, Ltd.	53,572	132,219
Chambal Fertilizers and Chemicals, Ltd.	88,480	446,483
Gujarat State Petronet, Ltd.	130,423	503,434
HCL Technologies, Ltd.	82,581	1,241,789
Hindustan Petroleum Corp., Ltd.	53,994	196,421
JB Chemicals & Pharmaceuticals, Ltd.	15,815	339,840
Power Grid Corp. of India, Ltd.	139,770	389,192
Redington India, Ltd.	60,308	123,489
Sun Pharmaceutical Industries, Ltd.	13,217	148,472
Tech Mahindra, Ltd.	53,885	1,014,536
Wipro, Ltd.	43,638	322,692
		4,858,567
INDONESIA — 0.2%
Telkom Indonesia Persero Tbk PT	317,700	95,918
KUWAIT — 0.8%
Humansoft Holding Co. KSC	29,057	353,685
MALAYSIA — 4.5%
AMMB Holdings Bhd (b)	124,200	99,607
IGB Real Estate Investment Trust	228,800	77,384
IHH Healthcare Bhd	616,600	967,369
RHB Bank Bhd	90,744	127,885
Supermax Corp. Bhd	285,253	71,339
Telekom Malaysia Bhd	498,500	600,788
		1,944,372

See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

Security Description	Shares	Value
MEXICO — 1.6%
Alpek SAB de CV	262,100	$ 337,079
Altos Hornos de Mexico SA de CV (b)(d)	499,000	—
Arca Continental SAB de CV	42,100	277,748
Banco del Bajio SA (c)	28,700	69,714
		684,541
PHILIPPINES — 1.6%
Globe Telecom, Inc.	7,805	392,177
Manila Electric Co.	42,610	306,608
		698,785
POLAND — 0.3%
Neuca SA	814	144,994
QATAR — 1.9%
Masraf Al Rayan QSC	94,326	129,533
Ooredoo QSC	138,787	292,554
Qatar Islamic Bank SAQ	68,878	398,967
		821,054
RUSSIA — 1.6%
Alrosa PJSC (b)	736,749	510,102
PhosAgro PJSC GDR	20,419	124,921
Ros Agro PLC GDR	13,648	60,216
X5 Retail Group NV GDR	4,487	11,740
		706,979
SAUDI ARABIA — 5.1%
Al Rajhi Bank	10,813	463,896
Bank Al-Jazira	95,544	686,491
Dallah Healthcare Co.	4,002	87,679
Qassim Cement Co.	5,072	104,233
Riyad Bank	12,745	120,803
Sahara International Petrochemical Co.	10,077	126,045
Saudi Telecom Co.	10,710	326,776
United Electronics Co.	8,099	281,500
		2,197,423
SINGAPORE — 0.3%
BOC Aviation, Ltd. (c)	16,600	144,304
SOUTH KOREA — 11.9%
Cheil Worldwide, Inc.	5,493	103,279
E-MART, Inc.	1,197	130,538
Hyosung TNC Corp.	167	67,908
Hyundai Glovis Co., Ltd.	1,261	186,017
Kia Corp.	6,189	383,689
Kolon Industries, Inc.	4,185	206,429
Korean Reinsurance Co.	5,603	45,242
KT&G Corp.	15,638	1,039,560
Kumho Petrochemical Co., Ltd. (b)	1,661	224,087
LG Uplus Corp.	31,657	347,732
NongShim Co., Ltd.	419	107,280
POSCO	266	63,288
Samsung Card Co., Ltd.	2,133	57,286
Security Description	Shares	Value
Samsung Electro-Mechanics Co., Ltd.	383	$ 53,547
Samsung Electronics Co., Ltd. GDR	91	136,516
Samsung Electronics Co., Ltd. Preference Shares	1,592	87,986
Samsung Electronics Co., Ltd.	11,984	722,076
Shinhan Financial Group Co., Ltd.	7,426	241,610
SK Hynix, Inc.	2,596	270,645
SK Square Co., Ltd. (b)	3,543	164,427
SK Telecom Co., Ltd.	5,481	250,115
Youngone Corp.	7,549	268,472
		5,157,729
TAIWAN — 23.3%
Asustek Computer, Inc.	45,000	600,321
Cathay Financial Holding Co., Ltd.	581,746	1,308,135
Chunghwa Telecom Co., Ltd.	31,000	137,783
CTBC Financial Holding Co., Ltd.	1,294,000	1,264,856
First Financial Holding Co., Ltd.	1,036,347	954,203
Fubon Financial Holding Co., Ltd.	476,778	1,287,331
Greatek Electronics, Inc.	215,000	562,713
Hon Hai Precision Industry Co., Ltd.	35,000	130,010
Lite-On Technology Corp.	201,000	494,235
Pou Chen Corp.	49,000	56,507
Powertech Technology, Inc.	168,000	569,846
Sampo Corp.	330,200	369,451
SinoPac Financial Holdings Co., Ltd.	223,000	136,936
Taiwan Semiconductor Manufacturing Co., Ltd.	39,782	855,295
Taiwan Shin Kong Security Co., Ltd.	105,880	148,846
Ttet Union Corp.	41,000	226,315
Uni-President Enterprises Corp.	28,960	69,675
United Microelectronics Corp.	272,000	512,544
Yuanta Financial Holding Co., Ltd.	487,760	435,712
		10,120,714
THAILAND — 3.3%
Advanced Info Service PCL	18,800	131,758
AP Thailand PCL NVDR	3,692,200	1,200,150
Thai Union Group PCL Class F	161,500	100,829
		1,432,737
TURKEY — 1.3%
Coca-Cola Icecek A/S	26,734	210,488
Ford Otomotiv Sanayi A/S	5,172	100,747
KOC Holding A/S	48,390	110,624

See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

Security Description	Shares	Value
Turkiye Sise ve Cam Fabrikalari A/S	174,047	$ 155,684
		577,543
UNITED ARAB EMIRATES — 2.0%
Aldar Properties PJSC	579,731	662,551
Emirates Telecommunications Group Co. PJSC	19,776	188,869
		851,420
TOTAL COMMON STOCKS (Cost $35,351,704)		42,471,161

PREFERRED STOCKS — 0.0% (e)
BRAZIL — 0.0% (e)
Banco Nacional SA, (d) (Cost: $0)	20,471,000	—
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (f)(g)	751,540	751,540
State Street Navigator Securities Lending Portfolio II (h)(i)	79,610	79,610
TOTAL SHORT-TERM INVESTMENTS (Cost $831,150)		831,150
TOTAL INVESTMENTS — 99.8% (Cost $36,182,854)		43,302,311
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		78,170
NET ASSETS — 100.0%		$ 43,380,481

(a)	All or a portion of the shares of the security are on loan at February 28, 2022.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of February 28, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of February 28, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at February 28, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended February 28, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

At February 28, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	11	03/18/2022	$655,175	$646,502	$(8,673)

During the period ended February 28, 2022, average notional value related to futures contracts was $776,269.
See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,376,348	$39,094,813	$ 0(a)	$42,471,161
Preferred Stocks	—	—	0(a)	0
Short-Term Investments	831,150	—	—	831,150
TOTAL INVESTMENTS	$4,207,498	$39,094,813	$ 0	$ 43,302,311
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(8,673)	—	—	(8,673)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (8,673)	$ —	$—	$ (8,673)
(a)	The Fund held Level 3 securities that were valued at $0 at February 28, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of February 28, 2022

% of Net Assets
Banks	11.0%
Semiconductors & Semiconductor Equipment	6.8
Technology Hardware, Storage & Peripherals	6.3
IT Services	5.9
Diversified Telecommunication Services	5.2
Oil, Gas & Consumable Fuels	4.9
Chemicals	4.1
Independent Power and Renewable Electricity Producers	3.2
Pharmaceuticals	3.2
Insurance	3.1
Food Products	3.0
Diversified Financial Services	3.0
Specialty Retail	2.9
Electric Utilities	2.8
Real Estate	2.8
Health Care Providers & Services	2.8
Real Estate Investment Trusts (REITs)	2.4
Tobacco	2.4
Air Freight & Logistics	2.1
Wireless Telecommunication Services	1.8
Metals & Mining	1.7
Automobiles	1.7
Entertainment	1.5
Real Estate Management & Development	1.3
Gas Utilities	1.2
Beverages	1.1
Interactive Media & Services	1.1
Capital Markets	1.0
Textiles, Apparel & Luxury Goods	0.9
Household Durables	0.9
Diversified Consumer Services	0.8
Electronic Equipment, Instruments & Components	0.7
Industrial Conglomerates	0.6
Transportation Infrastructure	0.6
Auto Components	0.4
Machinery	0.4
Commercial Services & Supplies	0.3
Trading Companies & Distributors	0.3
Food & Staples Retailing	0.3
Marine	0.3
Health Care Equipment & Supplies	0.3
Life Sciences Tools & Services	0.2
Construction Materials	0.2
See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

% of Net Assets
Media	0.2%
Internet & Direct Marketing Retail	0.1
Consumer Finance	0.1
Short-Term Investments	1.9
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/21	Value at 8/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/22	Value at 2/28/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	802,600	$802,600	$3,828,105	$3,879,165	$—	$—	751,540	$751,540	$ 111
State Street Navigator Securities Lending Portfolio II	97,200	97,200	3,996,770	4,014,360	—	—	79,610	79,610	4,464
Total		$899,800	$7,824,875	$7,893,525	$—	$—		$831,150	$4,575
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 7.9%
Aurizon Holdings, Ltd.	108,463	$ 276,679
Australia & New Zealand Banking Group, Ltd.	9,265	175,404
BHP Group, Ltd.	4,138	141,297
Dexus REIT	207,523	1,642,748
Glencore PLC	454,504	2,672,486
GPT Group REIT	528,967	1,887,394
Growthpoint Properties Australia, Ltd. REIT	309,722	944,064
Healius, Ltd.	25,907	81,304
Nick Scali, Ltd. (a)	44,535	387,315
Premier Investments, Ltd.	11,967	241,309
Scentre Group REIT	45,000	99,972
SmartGroup Corp., Ltd.	97,041	591,621
Sonic Healthcare, Ltd.	75,439	1,925,022
Stockland REIT	351,971	1,065,027
Telstra Corp., Ltd.	682,444	1,961,093
Waypoint REIT, Ltd.	358,758	709,238
		14,801,973
AUSTRIA — 0.7%
OMV AG	10,502	499,932
Raiffeisen Bank International AG	28,758	468,609
Telekom Austria AG	29,667	242,495
Zumtobel Group AG	20,131	181,478
		1,392,514
BELGIUM — 0.5%
Bekaert SA	19,690	856,681
D'ieteren Group	700	113,081
		969,762
CHINA — 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	314,900	322,127
DENMARK — 3.3%
AP Moller - Maersk A/S Class A	36	107,945
AP Moller - Maersk A/S Class B	601	1,901,271
D/S Norden A/S	4,488	117,073
Matas A/S	26,551	385,876
Novo Nordisk A/S Class B	24,270	2,511,542
Solar A/S Class B	1,664	193,617
Sydbank A/S	27,179	884,264
		6,101,588
FINLAND — 2.0%
Kesko Oyj Class B	52,445	1,543,441
Nordea Bank Abp	199,666	2,209,009
		3,752,450
FRANCE — 11.5%
ALD SA (b)	31,969	446,241
Arkema SA	14,250	1,889,795
BNP Paribas SA	24,413	1,416,553
Capgemini SE	9,512	1,991,142
Carrefour SA	102,403	2,058,735
Security Description	Shares	Value
Cie de Saint-Gobain	33,735	$ 2,091,741
Coface SA (c)	66,136	879,721
Derichebourg SA	57,280	595,116
Ipsen SA	14,095	1,640,089
LVMH Moet Hennessy Louis Vuitton SE	843	619,525
Manitou BF SA	10,215	354,488
Publicis Groupe SA	28,737	1,907,152
Sanofi	27,957	2,922,415
Societe Generale SA	40,968	1,158,474
Television Francaise 1	34,441	339,979
Veolia Environnement SA	31,098	1,084,284
Vivendi SE	5,659	71,438
		21,466,888
GEORGIA — 0.3%
TBC Bank Group PLC	29,583	476,089
GERMANY — 7.8%
Allianz SE	4,546	1,024,747
Aurubis AG	8,153	953,955
Bayer AG	35,936	2,075,770
Bayerische Motoren Werke AG	21,090	2,031,118
Daimler AG	10,056	785,569
Deutsche Post AG	46,558	2,340,107
E.ON SE	92,371	1,256,388
Merck KGaA	8,993	1,783,739
SAP SE	3,073	346,647
Siemens Healthineers AG (b)	5,128	329,066
STO SE & Co. KGaA Preference Shares	460	104,993
Telefonica Deutschland Holding AG	171,968	469,274
Wacker Chemie AG	4,941	765,509
Wacker Neuson SE	10,783	253,885
		14,520,767
HONG KONG — 1.8%
Chow Sang Sang Holdings International, Ltd.	270,000	378,952
CK Asset Holdings, Ltd.	57,500	363,172
Hutchison Port Holdings Trust Stapled Security	2,215,200	553,800
Kerry Properties, Ltd.	305,500	837,127
Luk Fook Holdings International, Ltd.	138,000	366,627
Sun Hung Kai & Co., Ltd.	452,000	229,048
Texhong Textile Group, Ltd.	500,000	622,256
		3,350,982
INDONESIA — 0.4%
Golden Agri-Resources, Ltd.	3,594,600	760,055
ISRAEL — 0.5%
Delek Automotive Systems, Ltd.	21,044	334,129
ZIM Integrated Shipping Services, Ltd.	8,700	607,173
		941,302

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

Security Description	Shares	Value
ITALY — 1.7%
A2A SpA	455,591	$ 812,816
Eni SpA	23,350	363,203
Iren SpA	312,197	878,818
Poste Italiane SpA (b)	59,906	687,093
Sanlorenzo SpA/Ameglia	11,476	494,793
		3,236,723
JAPAN — 24.1%
ADEKA Corp.	13,500	313,096
AGC, Inc.	41,100	1,823,300
Brother Industries, Ltd.	44,900	817,220
Canon, Inc.	88,600	2,085,019
Dai Nippon Printing Co., Ltd.	20,900	545,588
Dai-ichi Life Holdings, Inc.	94,900	1,970,896
Daiwa Securities Group, Inc.	18,600	109,972
Dentsu Group, Inc.	8,900	355,112
Dexerials Corp.	6,000	171,308
Ebara Corp.	3,600	187,888
FUJIFILM Holdings Corp.	25,700	1,633,598
Fujitsu, Ltd.	7,400	1,075,101
Idemitsu Kosan Co., Ltd.	70,800	1,897,903
ITOCHU Corp.	23,000	749,538
Japan Post Holdings Co., Ltd.	249,800	2,064,772
Japan Tobacco, Inc.	107,400	1,975,211
KDDI Corp.	57,800	1,880,884
Kintetsu World Express, Inc.	3,100	81,243
Lintec Corp.	1,900	42,352
Marubeni Corp.	194,300	2,039,497
Mirait Holdings Corp.	5,500	93,472
Mitsui & Co., Ltd.	88,900	2,216,517
Mitsui OSK Lines, Ltd.	12,800	1,049,216
NGK Spark Plug Co., Ltd.	8,400	151,373
Nippon Electric Glass Co., Ltd.	4,100	98,690
Nippon Telegraph & Telephone Corp.	81,000	2,328,012
Nippon Yusen KK	20,300	1,901,927
NTT Data Corp.	53,900	1,023,783
Ono Pharmaceutical Co., Ltd.	3,100	76,322
ORIX Corp.	103,300	2,047,729
SCREEN Holdings Co., Ltd.	4,500	444,094
Seiko Epson Corp.	111,600	1,716,456
Sekisui House, Ltd.	38,800	791,058
Sompo Holdings, Inc.	10,400	463,219
Sumitomo Chemical Co., Ltd.	201,200	960,575
T Hasegawa Co., Ltd.	4,100	86,087
TOPPAN, INC.	71,400	1,406,888
Toshiba Corp.	21,400	853,214
Toyota Motor Corp.	218,400	3,995,885
Wacom Co., Ltd.	5,300	40,247
Yamaha Motor Co., Ltd.	54,900	1,234,131
		44,798,393
LUXEMBOURG — 1.3%
APERAM SA	3,983	223,017
ArcelorMittal SA	71,880	2,230,337
		2,453,354
Security Description	Shares	Value
NETHERLANDS — 3.7%
ASML Holding NV	1,741	$ 1,164,770
ASR Nederland NV	19,858	858,282
Brunel International NV	44,762	532,595
Koninklijke Ahold Delhaize NV	69,212	2,129,116
NN Group NV	14,744	707,637
Shell PLC	32,192	848,928
TKH Group NV	12,267	679,491
		6,920,819
NEW ZEALAND — 0.6%
Fletcher Building, Ltd.	195,309	892,139
Kiwi Property Group, Ltd.	236,797	173,361
		1,065,500
NIGERIA — 0.2%
Airtel Africa PLC (b)	148,733	283,526
NORWAY — 2.2%
DNB Bank ASA	9,545	213,696
Equinor ASA	33,977	1,068,084
Europris ASA (b)	65,704	418,858
Norsk Hydro ASA	94,352	895,975
SpareBank 1 Nord Norge	59,531	729,298
SpareBank 1 SMN	36,305	599,937
Veidekke ASA	6,771	104,609
		4,030,457
PORTUGAL — 0.3%
Sonae SGPS SA	508,793	553,807
RUSSIA — 0.2%
Coca-Cola HBC AG	18,354	466,312
SINGAPORE — 0.7%
STMicroelectronics NV	2,080	87,314
United Overseas Bank, Ltd.	53,900	1,197,948
		1,285,262
SPAIN — 0.8%
Aedas Homes SA (b)	5,978	167,236
Banco de Sabadell SA (c)	279,888	242,012
Fluidra SA (a)	12,206	369,663
Telefonica SA	156,483	747,350
		1,526,261
SWEDEN — 3.6%
Arjo AB Class B	47,983	411,607
Bilia AB Class A	37,635	488,723
Coor Service Management Holding AB (b)	99,430	757,671
Getinge AB Class B	21,348	828,613
Inwido AB	59,747	925,132
Lundin Energy AB	39,801	1,468,619
Mekonomen AB (c)	39,255	484,247
New Wave Group AB Class B	51,829	783,692
SSAB AB Class A (c)	96,356	603,008
		6,751,312

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 9.5%
Bell Food Group AG	839	$ 250,414
Cie Financiere Richemont SA	5,722	766,213
Mobilezone Holding AG	61,569	910,418
Nestle SA	17,768	2,315,094
Novartis AG	22,175	1,948,992
Roche Holding AG Bearer Shares	343	143,171
Roche Holding AG	12,921	4,893,613
Sonova Holding AG	3,686	1,427,198
Swiss Life Holding AG	3,289	2,006,873
UBS Group AG	136,950	2,519,438
Zehnder Group AG	5,376	464,983
		17,646,407
UNITED KINGDOM — 12.5%
3i Group PLC	110,519	1,968,799
AstraZeneca PLC	2,869	348,716
Barratt Developments PLC	27,458	223,651
BP PLC	567,587	2,766,483
British American Tobacco PLC	66,572	2,917,645
CK Hutchison Holdings, Ltd.	136,500	957,010
Diageo PLC	2,894	143,376
EMIS Group PLC	15,874	261,867
GlaxoSmithKline PLC (a)	142,384	2,969,295
Inchcape PLC	81,347	813,657
Kingfisher PLC	436,249	1,779,615
Legal & General Group PLC	60,801	224,807
Man Group PLC	331,861	854,617
Morgan Sindall Group PLC	27,460	849,275
Natwest Group PLC	404,742	1,240,194
Pets at Home Group PLC	11,443	55,320
Redde Northgate PLC	99,619	505,585
Redrow PLC	102,888	784,367
SSE PLC	14,935	338,946
Tesco PLC	564,576	2,187,142
WPP PLC	73,825	1,038,340
		23,228,707
UNITED STATES — 0.9%
Stellantis NV	88,535	1,608,847
TOTAL COMMON STOCKS (Cost $181,427,457)		184,712,184

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.01% (d)(e)	51,227	$ 51,227
State Street Navigator Securities Lending Portfolio II (f)(g)	504,945	504,945
TOTAL SHORT-TERM INVESTMENTS (Cost $556,172)		556,172
TOTAL INVESTMENTS — 99.5% (Cost $181,983,629)		185,268,356
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		908,476
NET ASSETS — 100.0%		$ 186,176,832
(a)	All or a portion of the shares of the security are on loan at February 28, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of February 28, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended February 28, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

During the period ended February 28, 2022, average notional value related to futures contracts was $1,733,716. The Fund did not hold any futures contracts at February 28, 2022.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,257,885	$180,454,299	$—	$184,712,184
Short-Term Investments	556,172	—	—	556,172
TOTAL INVESTMENTS	$4,814,057	$180,454,299	$—	$185,268,356
Industry Breakdown as of February 28, 2022

% of Net Assets
Pharmaceuticals	11.4%
Banks	5.9
Insurance	5.8
Automobiles	5.2
Oil, Gas & Consumable Fuels	4.8
Metals & Mining	4.6
Food & Staples Retailing	4.5
Equity Real Estate Investment Trusts (REITs)	3.5
Technology Hardware, Storage & Peripherals	3.4
Building Products	3.3
Diversified Telecommunication Services	3.1
Marine	3.0
Capital Markets	2.9
Specialty Retail	2.9
Trading Companies & Distributors	2.8
Tobacco	2.6
IT Services	2.2
Chemicals	2.2
Multi-Utilities	2.2
Media	2.0
Food Products	1.8
Commercial Services & Supplies	1.8
Textiles, Apparel & Luxury Goods	1.7
Health Care Equipment & Supplies	1.6
Air Freight & Logistics	1.3
Wireless Telecommunication Services	1.2
Diversified Financial Services	1.1
Health Care Providers & Services	1.1
Industrial Conglomerates	1.0
Household Durables	1.0
Semiconductors & Semiconductor Equipment	0.9
Machinery	0.8
Real Estate Management & Development	0.7
Road & Rail	0.7
Professional Services	0.6
Construction & Engineering	0.6
Distributors	0.5
Electrical Equipment	0.5
Beverages	0.3
Transportation Infrastructure	0.3
Leisure Equipment & Products	0.3
Multiline Retail	0.2
Software	0.2
Electric Utilities	0.2
Electronic Equipment, Instruments & Components	0.1
Health Care Technology	0.1
Consumer Finance	0.1
Auto Components	0.1
Construction Materials	0.1
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/21	Value at 8/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/22	Value at 2/28/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	738,939	$ 738,940	$30,861,976	$31,549,689	$—	$—	51,227	$ 51,227	$ 381
State Street Navigator Securities Lending Portfolio II	1,372,214	1,372,214	15,408,553	16,275,822	—	—	504,945	504,945	3,368
Total		$ 2,111,154	$46,270,529	$ 47,825,511	$—	$—		$556,172	$3,749
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2022 (Unaudited)

	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
ASSETS
Investments in unaffiliated issuers, at value*	$42,471,161	$184,712,184
Investments in affiliated issuers, at value	831,150	556,172
Total Investments	43,302,311	185,268,356
Foreign currency, at value	111,347	950,683
Net cash at broker	31,642	20
Receivable for investments sold	453,544	31,552
Receivable for fund shares sold	633	140,581
Foreign currency contracts sold	12	—
Dividends receivable — unaffiliated issuers	165,762	344,906
Dividends receivable — affiliated issuers	46	7
Securities lending income receivable — unaffiliated issuers	735	161
Securities lending income receivable — affiliated issuers	79	583
Receivable from Adviser	25,726	—
Net receivable for foreign taxes recoverable	580	768,051
Prepaid expenses and other assets	145	617
TOTAL ASSETS	44,092,562	187,505,517
LIABILITIES
Payable upon return of securities loaned	79,610	504,945
Payable for investments purchased	20,061	463,219
Payable for fund shares repurchased	2,685	38,433
Payable to broker – variation margin on open futures contracts	8,650	—
Deferred foreign taxes payable	163,567	351
Payable to shareholders	94,150	—
Payable to Custodian	81,953	—
Payable for taxes and fees	160,782	—
Advisory fee payable	—	138,429
Custodian fees payable	23,521	26,446
Administration fees payable	4,640	13,129
Shareholder servicing fee payable	1,345	3,756
Distribution fees payable	15,554	41,872
Trustees’ fees and expenses payable	126	107
Transfer agent fees payable	17,493	42,738
Sub-transfer agent fee payable	268	297
Registration and filing fees payable	—	7,235
Professional fees payable	16,668	23,878
Printing and postage fees payable	11,041	23,596
Accrued expenses and other liabilities	9,967	254
TOTAL LIABILITIES	712,081	1,328,685
NET ASSETS	$43,380,481	$186,176,832
NET ASSETS CONSIST OF:
Paid-in Capital	$34,968,737	$190,050,141
Total distributable earnings (loss)**	8,411,744	(3,873,309)
NET ASSETS	$43,380,481	$186,176,832
Class A
Net Assets	$ 7,575	$ 4,237,960
Shares Outstanding	1,215	400,422
Net asset value, offering and redemption price per share	$ 6.23	$ 10.58
Maximum sales charge	5.25%	5.25%
Maximum offering price per share	$ 6.58	$ 11.17
Class I
Net Assets	$ 1,800,138	$ 2,899,457
Shares Outstanding	287,884	272,619
Net asset value, offering and redemption price per share	$ 6.25	$ 10.64
Class K
Net Assets	$ 797,452	$ 74,446,948
Shares Outstanding	126,371	7,001,115
Net asset value, offering and redemption price per share	$ 6.31	$ 10.63
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
February 28, 2022 (Unaudited)

	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
Class N
Net Assets	$40,775,316	$104,592,467
Shares Outstanding	6,486,699	9,812,255
Net asset value, offering and redemption price per share	$ 6.29	$ 10.66
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$35,351,704	$181,427,457
Investments in affiliated issuers	831,150	556,172
Total cost of investments	$36,182,854	$181,983,629
Foreign currency, at cost	$ 112,264	$ 947,034
* Includes investments in securities on loan, at value	$ 412,930	$ 704,094
** Includes deferred foreign taxes	$ 184,342	$ —
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2022 (Unaudited)

	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,072,623	$ 2,208,364
Dividend income — affiliated issuers	111	381
Dividend income — non-cash transactions	—	313,463
Unaffiliated securities lending income	2,060	26,230
Affiliated securities lending income	4,464	3,368
Foreign taxes withheld	(104,518)	(215,766)
TOTAL INVESTMENT INCOME (LOSS)	974,740	2,336,040
EXPENSES
Advisory fee	170,529	734,401
Administration fees	11,369	48,960
Shareholder servicing fees
Class N	5,133	12,847
Distribution fees
Class A	10	5,590
Class N	48,123	125,675
Custodian fees	39,055	54,083
Trustees’ fees and expenses	10,770	11,227
Transfer agent fees	21,910	54,953
Class A	—	4,472
Class I	998	1,093
Registration and filing fees	36,086	34,904
Professional fees and expenses	51,501	18,626
Printing and postage fees	3,205	10,885
Insurance expense	215	916
Taxes and fees	—	1,189
Miscellaneous expenses	2,448	3,949
TOTAL EXPENSES	401,352	1,123,770
Expenses waived/reimbursed by the Adviser	(119,718)	(238,504)
NET EXPENSES	281,634	885,266
NET INVESTMENT INCOME (LOSS)	$ 693,106	$ 1,450,774
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	946,454	5,667,296
Foreign currency transactions	(30,786)	(11,572)
Futures contracts	(67,301)	(156,791)
Net realized gain (loss)	848,367	5,498,933
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	(4,125,405)	(20,238,075)
Foreign currency translations	(15,120)	(27,146)
Futures contracts	(7,976)	—
Net change in unrealized appreciation/depreciation	(4,148,501)	(20,265,221)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,300,134)	(14,766,288)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,607,028)	$(13,315,514)
* Includes foreign capital gain taxes	$ (123,910)	$ —
* Includes foreign deferred taxes	$ 173,609	$ —
See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets

	State Street Defensive Emerging Markets Equity Fund
	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 693,106	$ 1,038,712
Net realized gain (loss)	848,367	1,715,503
Net change in unrealized appreciation/depreciation	(4,148,501)	10,038,290
Net increase (decrease) in net assets resulting from operations	(2,607,028)	12,792,505
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(457)	(294)
Class I	(109,516)	(67,967)
Class K	(49,392)	(37,618)
Class N	(2,408,088)	(1,830,851)
Total distributions to shareholders	(2,567,453)	(1,936,730)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Reinvestment of distributions	249	158
Net increase (decrease) from capital share transactions	249	158
Class I
Proceeds from shares sold	121,945	418,926
Reinvestment of distributions	104,361	63,541
Cost of shares redeemed	(121,900)	(468,536)
Net increase (decrease) from capital share transactions	104,406	13,931
Class K
Proceeds from shares sold	—	6
Reinvestment of distributions	49,176	37,465
Cost of shares redeemed	(45,796)	(93,521)
Net increase (decrease) from capital share transactions	3,380	(56,050)
Class N
Proceeds from shares sold	1,118,248	1,262,591
Reinvestment of distributions	2,367,050	1,797,945
Cost of shares redeemed	(3,046,661)	(7,821,755)
Net increase (decrease) from capital share transactions	438,637	(4,761,219)
Net increase (decrease) in net assets from beneficial interest transactions	546,672	(4,803,180)
Capital Reimbursement (Note 4)	—	(94,150)
Contribution from Affiliate (Note 4)	—	22,036
Net increase (decrease) in net assets during the period	(4,627,809)	5,980,481
Net assets at beginning of period	48,008,290	42,027,809
NET ASSETS AT END OF PERIOD	$43,380,481	$48,008,290
SHARES OF BENEFICIAL INTEREST:
Class A
Reinvestment of distributions	38	26
Net increase (decrease) from capital share transactions	38	26
Class I
Shares sold	18,037	63,620
Reinvestment of distributions	15,885	10,616
Shares redeemed	(18,165)	(75,579)
Net increase (decrease) from capital share transactions	15,757	(1,343)
Class K
Shares sold	—	1
Reinvestment of distributions	7,417	6,223
Shares redeemed	(6,729)	(14,694)
Net increase (decrease) from capital share transactions	688	(8,470)
Class N
Shares sold	166,969	202,928
Reinvestment of distributions	358,101	298,938
Shares redeemed	(451,267)	(1,242,451)
Net increase (decrease) from capital share transactions	73,803	(740,585)

See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street International Stock Selection Fund
	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,450,774	$ 5,186,023
Net realized gain (loss)	5,498,933	22,343,154
Net change in unrealized appreciation/depreciation	(20,265,221)	18,500,083
Net increase (decrease) in net assets resulting from operations	(13,315,514)	46,029,260
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(187,690)	(79,462)
Class I	(140,625)	(55,371)
Class K	(3,772,129)	(1,427,961)
Class N	(4,922,997)	(2,064,307)
Total distributions to shareholders	(9,023,441)	(3,627,101)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	137,670	298,858
Reinvestment of distributions	187,689	79,462
Cost of shares redeemed	(229,250)	(885,198)
Net increase (decrease) from capital share transactions	96,109	(506,878)
Class I
Proceeds from shares sold	146,036	522,871
Reinvestment of distributions	135,836	54,572
Cost of shares redeemed	(449,920)	(380,406)
Net increase (decrease) from capital share transactions	(168,048)	197,037
Class K
Proceeds from shares sold	17,853,408	8,621,813
Reinvestment of distributions	3,772,129	1,427,961
Cost of shares redeemed	(14,973,986)	(9,080,362)
Net increase (decrease) from capital share transactions	6,651,551	969,412
Class N
Proceeds from shares sold	2,128,255	4,614,275
Reinvestment of distributions	4,877,616	2,043,169
Cost of shares redeemed	(7,353,186)	(18,281,351)
Net increase (decrease) from capital share transactions	(347,315)	(11,623,907)
Net increase (decrease) in net assets from beneficial interest transactions	6,232,297	(10,964,336)
Net increase (decrease) in net assets during the period	(16,106,658)	31,437,823
Net assets at beginning of period	202,283,490	170,845,667
NET ASSETS AT END OF PERIOD	$186,176,832	$202,283,490
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	11,902	29,750
Reinvestment of distributions	16,773	7,604
Shares redeemed	(20,360)	(83,135)
Net increase (decrease) from capital share transactions	8,315	(45,781)
Class I
Shares sold	12,969	47,323
Reinvestment of distributions	12,085	5,202
Shares redeemed	(39,016)	(34,818)
Net increase (decrease) from capital share transactions	(13,962)	17,707
Class K
Shares sold	1,551,340	808,210
Reinvestment of distributions	335,897	136,126
Shares redeemed	(1,318,420)	(836,399)
Net increase (decrease) from capital share transactions	568,817	107,937
Class N
Shares sold	186,149	432,798
Reinvestment of distributions	433,181	194,218
Shares redeemed	(643,075)	(1,705,572)
Net increase (decrease) from capital share transactions	(23,745)	(1,078,556)
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class A
	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17
Net asset value, beginning of period	$ 6.99	$ 5.50	$ 5.90	$ 7.96	$ 8.50	$ 7.48
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.10	0.15	0.10	0.24	0.22	0.11
Net realized and unrealized gain (loss) (c)	(0.47)	1.61	(0.10)	(0.66)	(0.33)	1.03
Total from investment operations	(0.37)	1.76	0.00	(0.42)	(0.11)	1.14
Contribution from Adviser (Note 4)	—	0.00(d)	—	—	0.01	—
Capital Reimbursement	—	(0.01)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.16)	(0.17)	(0.15)	(0.33)	(0.13)	(0.12)
Net realized gains	(0.23)	(0.09)	(0.25)	(1.31)	(0.31)	—
Total distributions	(0.39)	(0.26)	(0.40)	(1.64)	(0.44)	(0.12)
Net asset value, end of period	$ 6.23	$ 6.99	$ 5.50	$ 5.90	$ 7.96	$ 8.50
Total return (e)	(5.56)%	32.46%(f)	(0.47)%	(5.00)%	(1.31)%(g)	15.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 8	$ 8	$ 6	$ 52	$ 52	$ 53
Ratios to Average Net Assets:
Total expenses (b)	1.77%(h)	2.07%(i)	1.77%	1.76%	1.62%	1.77%
Net expenses (b)	1.26%(h)	1.59%(i)	1.25%	1.25%	1.25%	1.37%
Net investment income (loss) (b)	3.04%(h)	2.31%	1.74%	3.63%	2.70%	1.42%
Portfolio turnover rate	18%(j)	35%	42%	39%	51%	38%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If an Affiliate had not made a contribution during the year ended August 31, 2021, the total return would have remained 32.46%.
(g)	If the Adviser had not made a contribution during the period ended August 31, 2018, the total return would have been (1.44)%.
(h)	Annualized.
(i)	Includes the effect of taxes and fees, that are not subject to the expense limitation agreement, which impacted the ratio by 0.35%.
(j)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class I
	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17
Net asset value, beginning of period	$ 7.01	$ 5.54	$ 5.94	$ 8.03	$ 8.57	$ 7.52
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.11	0.16	0.17	0.21	0.26	0.14
Net realized and unrealized gain (loss) (c)	(0.47)	1.60	(0.15)	(0.64)	(0.35)	1.02
Total from investment operations	(0.36)	1.76	0.02	(0.43)	(0.09)	1.16
Contribution from Adviser (Note 4)	—	0.00(d)	—	—	0.01	—
Capital Reimbursement	—	(0.01)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.17)	(0.19)	(0.17)	(0.35)	(0.15)	(0.11)
Net realized gains	(0.23)	(0.09)	(0.25)	(1.31)	(0.31)	—
Total distributions	(0.40)	(0.28)	(0.42)	(1.66)	(0.46)	(0.11)
Net asset value, end of period	$ 6.25	$ 7.01	$ 5.54	$ 5.94	$ 8.03	$ 8.57
Total return (e)	(5.43)%	32.56%(f)	(0.37)%	(5.13)%	(1.15)%(g)	15.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,800	$1,907	$1,514	$1,418	$1,568	$1,496
Ratios to Average Net Assets:
Total expenses (b)	1.64%(h)	1.97%(i)	1.64%	1.57%	1.37%	1.51%
Net expenses (b)	1.11%(h)	1.48%(i)	1.12%	1.06%	1.00%	1.11%
Net investment income (loss) (b)	3.16%(h)	2.46%	3.11%	3.20%	3.15%	1.81%
Portfolio turnover rate	18%(j)	35%	42%	39%	51%	38%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If an Affiliate had not made a contribution during the year ended August 31, 2021, the total return would have remained 32.56%.
(g)	If the Adviser had not made a contribution during the period ended August 31, 2018, the total return would have been (1.27)%.
(h)	Annualized.
(i)	Includes the effect of taxes and fees, that are not subject to the expense limitation agreement, which impacted the ratio by 0.35%.
(j)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class K
	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17
Net asset value, beginning of period	$ 7.08	$ 5.58	$ 5.98	$ 8.05	$ 8.60	$ 7.55
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.11	0.16	0.18	0.25	0.20	0.15
Net realized and unrealized gain (loss) (c)	(0.48)	1.64	(0.16)	(0.66)	(0.30)	1.03
Total from investment operations	(0.37)	1.80	0.02	(0.41)	(0.10)	1.18
Contribution from Adviser (Note 4)	—	0.00(d)	—	—	0.01	—
Capital Reimbursement	—	(0.01)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.17)	(0.20)	(0.17)	(0.35)	(0.15)	(0.13)
Net realized gains	(0.23)	(0.09)	(0.25)	(1.31)	(0.31)	—
Total distributions	(0.40)	(0.29)	(0.42)	(1.66)	(0.46)	(0.13)
Net asset value, end of period	$ 6.31	$ 7.08	$ 5.58	$ 5.98	$ 8.05	$ 8.60
Total return (e)	(5.41)%	32.80%(f)	(0.14)%	(4.82)%	(1.22)%(g)	16.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 797	$ 890	$ 749	$ 826	$ 952	$2,243
Ratios to Average Net Assets:
Total expenses (b)	1.53%(h)	1.84%(i)	1.52%	1.51%	1.37%	1.40%
Net expenses (b)	1.00%(h)	1.35%(i)	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) (b)	3.30%(h)	2.54%	3.27%	3.80%	2.29%	1.93%
Portfolio turnover rate	18%(j)	35%	42%	39%	51%	38%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If an Affiliate had not made a contribution during the year ended August 31, 2021, the total return would have remained 32.80%.
(g)	If the Adviser had not made a contribution during the period ended August 31, 2018, the total return would have been (1.35)%.
(h)	Annualized.
(i)	Includes the effect of taxes and fees, that are not subject to the expense limitation agreement, which impacted the ratio by 0.35%.
(j)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class N
	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17
Net asset value, beginning of period	$ 7.05	$ 5.56	$ 5.95	$ 8.02	$ 8.56	$ 7.52
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.10	0.14	0.17	0.23	0.21	0.12
Net realized and unrealized gain (loss) (c)	(0.47)	1.63	(0.15)	(0.66)	(0.32)	1.03
Total from investment operations	(0.37)	1.77	0.02	(0.43)	(0.11)	1.15
Contribution from Adviser (Note 4)	—	0.00(d)	—	—	0.01	—
Capital Reimbursement	—	(0.01)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.16)	(0.18)	(0.16)	(0.33)	(0.13)	(0.11)
Net realized gains	(0.23)	(0.09)	(0.25)	(1.31)	(0.31)	—
Total distributions	(0.39)	(0.27)	(0.41)	(1.64)	(0.44)	(0.11)
Net asset value, end of period	$ 6.29	$ 7.05	$ 5.56	$ 5.95	$ 8.02	$ 8.56
Total return (e)	(5.54)%	32.66%(f)	(0.42)%	(5.16)%	(1.29)%(g)	15.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$40,775	$45,203	$39,758	$49,777	$66,373	$86,670
Ratios to Average Net Assets:
Total expenses (b)	1.78%(h)	2.09%(i)	1.77%	1.76%	1.62%	1.65%
Net expenses (b)	1.25%(h)	1.60%(i)	1.25%	1.25%	1.25%	1.25%
Net investment income (loss) (b)	3.04%(h)	2.27%	2.93%	3.47%	2.56%	1.60%
Portfolio turnover rate	18%(j)	35%	42%	39%	51%	38%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If an Affiliate had not made a contribution during the year ended August 31, 2021, the total return would have remained 32.66%.
(g)	If the Adviser had not made a contribution during the period ended August 31, 2018, the total return would have been (1.41)%.
(h)	Annualized.
(i)	Includes the effect of taxes and fees, that are not subject to the expense limitation agreement, which impacted the ratio by 0.35%.
(j)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class A
	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17
Net asset value, beginning of period	$ 11.84	$ 9.46	$ 9.59	$10.96	$ 11.76	$10.05
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.07	0.25	0.19	0.22	0.26	0.27
Net realized and unrealized gain (loss)	(0.85)	2.31	(0.00)(c)	(1.07)	(0.63)	1.69
Total from investment operations	(0.78)	2.56	0.19	(0.85)	(0.37)	1.96
Distributions to shareholders from:
Net investment income	(0.48)	(0.18)	(0.32)	(0.52)	(0.43)	(0.25)
Net asset value, end of period	$10.58	$ 11.84	$ 9.46	$ 9.59	$10.96	$ 11.76
Total return (d)	(6.81)%	27.33%	1.75%	(7.46)%	(3.35)%	19.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,238	$4,642	$4,141	$4,148	$6,933	$6,679
Ratios to Average Net Assets:
Total expenses (b)	1.44%(e)	1.55%	1.48%	1.49%	1.49%	1.31%
Net expenses (b)	1.20%(e)	1.29%	1.20%	1.22%	1.25%	1.07%
Net investment income (loss) (b)	1.20%(e)	2.30%	2.03%	2.19%	2.28%	2.51%
Portfolio turnover rate	67%(f)	111%	104%	125%	72%	94%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class I
	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17
Net asset value, beginning of period	$ 11.93	$ 9.51	$ 9.65	$ 11.05	$ 11.81	$10.10
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.09	0.31	0.22	0.34	0.44	0.25
Net realized and unrealized gain (loss)	(0.84)	2.32	0.00(c)	(1.17)	(0.74)	1.74
Total from investment operations	(0.75)	2.63	0.22	(0.83)	(0.30)	1.99
Distributions to shareholders from:
Net investment income	(0.54)	(0.21)	(0.36)	(0.57)	(0.46)	(0.28)
Net asset value, end of period	$10.64	$ 11.93	$ 9.51	$ 9.65	$ 11.05	$ 11.81
Total return (d)	(6.65)%	27.94%	2.02%	(7.03)%	(2.84)%	20.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,899	$3,419	$2,557	$4,610	$2,551	$ 594
Ratios to Average Net Assets:
Total expenses (b)	1.06%(e)	1.11%	1.15%	1.12%	1.00%	1.09%
Net expenses (b)	0.82%(e)	0.85%	0.87%	0.84%	0.76%	0.85%
Net investment income (loss) (b)	1.62%(e)	2.88%	2.33%	3.38%	3.84%	2.33%
Portfolio turnover rate	67%(f)	111%	104%	125%	72%	94%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class K
	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17
Net asset value, beginning of period	$ 11.93	$ 9.52	$ 9.65	$ 11.04	$ 11.82	$ 10.12
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.09	0.32	0.24	0.31	0.32	0.25
Net realized and unrealized gain (loss)	(0.85)	2.31	(0.00)(c)	(1.12)	(0.64)	1.75
Total from investment operations	(0.76)	2.63	0.24	(0.81)	(0.32)	2.00
Distributions to shareholders from:
Net investment income	(0.54)	(0.22)	(0.37)	(0.58)	(0.46)	(0.30)
Net asset value, end of period	$ 10.63	$ 11.93	$ 9.52	$ 9.65	$ 11.04	$ 11.82
Total return (d)	(6.59)%	27.97%	2.21%	(6.98)%	(2.80)%	20.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$74,447	$76,748	$60,185	$53,350	$67,632	$80,137
Ratios to Average Net Assets:
Total expenses (b)	1.00%(e)	1.01%	1.03%	1.03%	0.99%	0.99%
Net expenses (b)	0.75%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) (b)	1.60%(e)	2.93%	2.52%	3.07%	2.72%	2.37%
Portfolio turnover rate	67%(f)	111%	104%	125%	72%	94%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class N
	Six Months Ended 2/28/22 (Unaudited)	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17
Net asset value, beginning of period	$ 11.94	$ 9.53	$ 9.66	$ 11.04	$ 11.81	$ 10.11
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.08	0.29	0.21	0.29	0.29	0.21
Net realized and unrealized gain (loss)	(0.85)	2.32	0.01	(1.12)	(0.63)	1.76
Total from investment operations	(0.77)	2.61	0.22	(0.83)	(0.34)	1.97
Distributions to shareholders from:
Net investment income	(0.51)	(0.20)	(0.35)	(0.55)	(0.43)	(0.27)
Net asset value, end of period	$ 10.66	$ 11.94	$ 9.53	$ 9.66	$ 11.04	$ 11.81
Total return (c)	(6.65)%	27.63%	1.94%	(7.19)%	(3.06)%	20.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$104,592	$117,474	$103,963	$130,895	$180,398	$213,660
Ratios to Average Net Assets:
Total expenses (b)	1.24%(d)	1.26%	1.28%	1.28%	1.23%	1.24%
Net expenses (b)	1.00%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) (b)	1.41%(d)	2.64%	2.20%	2.85%	2.49%	1.98%
Portfolio turnover rate	67%(e)	111%	104%	125%	72%	94%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 28, 2022, the Trust consists of three (3) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (each, a “Fund,” and collectively, the “Funds”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Defensive Emerging Markets Equity Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 1, 1994	Diversified
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2022 (Unaudited)

are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At February 28, 2022, the independent fair value service was used for certain foreign securities in the State Street Defensive Emerging Markets Equity Fund and State Street International Stock Selection Fund. These securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of February 28, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2022 (Unaudited)

received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union ("EU"), the Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, during a fiscal year reduce the amounts of foreign taxes that the Fund passes through to its shareholders for their use as foreign tax credits on their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed through those refunded EU taxes to its shareholders for their use as foreign tax credits on prior year individual income tax returns the Fund will enter into a closing agreement with the Internal Revenue Service (the "IRS") in order to pay the associated tax liability on behalf of the Fund's shareholders, payable by the Fund to the IRS as a compliance fee. During the year ended August 31, 2021, the State Street Defensive Emerging Markets Equity Fund received EU reclaims in excess of foreign taxes paid during the year in the amount of $426,258, and accrued a liability for the estimated compliance fee and related expenses of $160,782.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2022 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 28, 2022, the following Funds entered into futures contracts for the strategies listed below:
Funds	Strategies
State Street Defensive Emerging Markets Equity Fund	Exposing cash reserves to markets
State Street International Stock Selection Fund	Exposing cash reserves to markets
The following tables summarize the value of the Funds' derivative instruments as of February 28, 2022, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	$—	$—	$—	$8,650	$—	$8,650
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	$—	$—	$—	$ (67,301)	$—	$ (67,301)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	(156,791)	—	(156,791)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	$—	$—	$—	$(7,976)	$—	$(7,976)

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2022 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies and limitations. For its services, each Fund pays the Adviser an annual management fee, calculated daily and paid monthly, at the following annual rates of their average daily net assets:
Annual Rate
State Street Defensive Emerging Markets Equity Fund	0.75%
State Street International Stock Selection Fund	0.75
The Adviser is contractually obligated until December 31, 2022 to waive its management fee and/or to reimburse each Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, distribution, shareholder servicing and sub-transfer agency fees) exceed the following percent of average daily net assets on an annual basis as follows:
Expense Limitations
State Street Defensive Emerging Markets Equity Fund	1.00%
State Street International Stock Selection Fund	0.75
This waiver and/or reimbursement may not be terminated with respect to a Fund prior to December 31, 2022 except with the approval of the Board.
The total amounts of waivers for the period ended February 28, 2022 are detailed in the following table.
Funds	Amount Waived or Reimbursed
State Street Defensive Emerging Markets Equity Fund	$ 117,444
State Street International Stock Selection Fund	228,712
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2022. For the period ended February 28, 2022, the total administration fees waived pursuant to the waiver agreement were as follows:
Amount Waived
State Street Defensive Emerging Markets Equity Fund	$2,274
State Street International Stock Selection Fund	9,792
The Adviser and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2022 (Unaudited)

The Funds, with the exception of the State Street Defensive Emerging Markets Equity Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of a Fund’s net assets attributable to its Class A shares and 0.25% of a Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
With respect to the Class N shares of the State Street Defensive Emerging Markets Equity Fund, the Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Historical Class N Plan”) under the 1940 Act. Under the Historical Class N Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, for services in connection with the distribution of Class N shares of the State Street Defensive Emerging Markets Equity Fund and the servicing of investor accounts. Payments to the Distributor for the sale and distribution of these Class N shares are not permitted to exceed 0.25% of the State Street Defensive Emerging Markets Equity Fund’s average annual net assets. Payments to financial intermediaries providing shareholder services to the Fund are not permitted by the Historical Class N Plan to exceed 0.20% of average annual net assets.
Payable to Custodian
In certain circumstances, the Funds may have a payable to custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The payable to custodian amount, if any, reflects an amount due to State Street, as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Effective January 1, 2022, net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2022 are disclosed in the Funds' respective Schedules of Investments.
During the fiscal year ended August 31, 2021, State Street made a voluntary contribution to the State Street Defensive Emerging Markets Equity Fund in the amount of $22,036 related to an error in the calculation of net asset value.
During the fiscal year ended August 31, 2021, the State Street Defensive Emerging Markets Equity Fund accrued $94,150 payable to shareholders, which is an estimated amount of capital reimbursements to be paid to certain shareholders as a result of reprocessing shareholder transactions due to errors in the calculation of net assets value.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2022 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 28, 2022 were as follows:
	Purchases	Sales
State Street Defensive Emerging Markets Equity Fund	$ 8,033,174	$ 9,577,109
State Street International Stock Selection Fund	129,127,502	129,016,881
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the IRS for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 28, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Emerging Markets Equity Fund	$ 36,225,744	$10,407,203	$3,339,309	$7,067,894
State Street International Stock Selection Fund	182,075,506	10,580,447	7,850,816	2,729,631
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2022 (Unaudited)

The market value of securities on loan as of February 28, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Defensive Emerging Markets Equity Fund	$ 412,930	$ 79,610	$ 397,075	$ 476,685
State Street International Stock Selection Fund	704,094	504,945	222,442	727,387
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of February 28, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Defensive Emerging Markets Equity Fund	Common Stocks	$ 79,610	$—	$—	$—	$ 79,610	$ 79,610
State Street International Stock Selection Fund	Common Stocks	504,945	—	—	—	504,945	504,945
9.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of February 28, 2022.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2022 (Unaudited)

Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
Credit Risk
Each Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA FUNDS
OTHER INFORMATION
February 28, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2021 to February 28, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Emerging Markets Equity Fund
Class A	1.26%	$ 958.30	$6.12	$1,018.50	$6.31
Class I	1.11	1,000.00	5.50	1,019.30	5.56
Class K	1.00	1,000.00	4.96	1,019.80	5.01
Class N	1.25	956.90	6.07	1,018.60	6.26
State Street International Stock Selection Fund
Class A	1.20	931.90	5.75	1,018.80	6.01
Class I	0.82	933.50	3.93	1,020.70	4.11
Class K	0.75	934.10	3.60	1,021.10	3.76
Class N	1.00	933.50	4.79	1,019.80	5.01
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

SSGA FUNDS
OTHER INFORMATION  (continued)
February 28, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds' Program. The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the periods ended June 2021 and December 2021. As reported to the Board, the Program supported each Fund's ability to honor redemption requests timely and SSGA FM's management of each Fund's liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds’ proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Fund's website at www.ssga.com and the SEC’s website at www.sec.gov. The Funds' Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).

SSGA Funds
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGACOMBOSAR01

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham President
Date:	May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham President (Principal Executive Officer)
Date:	May 6, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg Treasurer (Principal Financial and Accounting Officer)
Date:	May 6, 2022